Shareholder Report	12 Months Ended	88 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust
Entity Central Index Key	0000718581
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity New York Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity® New York Municipal Income Fund
Trading Symbol	FTFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® New York Municipal Income Fund $10,000 $9,948 $10,283 $10,541 $11,483 $11,836 $11,691 $11,171 $11,592 $11,824 $12,363 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $9,960 $10,327 $10,657 $11,629 $12,055 $11,835 $11,393 $11,784 $11,992 $12,499 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New York Municipal Income Fund 4.56% 0.88% 2.14% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.26% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class Z
Trading Symbol	FIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through January 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,260 $11,172 $11,527 $11,381 $10,877 $11,291 $11,520 $12,059 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,263 $11,200 $11,610 $11,398 $10,972 $11,349 $11,549 $12,037 Bloomberg Municipal Bond Index $10,000 $10,244 $11,130 $11,577 $11,358 $10,989 $11,308 $11,543 $12,086 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.67% 0.91% 2.58% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.56% Bloomberg Municipal Bond Index 4.70% 0.86% 2.62% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class M
Trading Symbol	FNYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,524 $9,811 $10,036 $10,901 $11,204 $11,036 $10,510 $10,878 $11,066 $11,548 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $9,960 $10,327 $10,657 $11,629 $12,055 $11,835 $11,393 $11,784 $11,992 $12,499 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 0.19% -0.21% 1.45% Class M (without 4.00% sales charge) 4.36% 0.61% 1.86% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.26% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class I
Trading Symbol	FEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class I $10,000 $9,941 $10,259 $10,516 $11,441 $11,792 $11,629 $11,102 $11,512 $11,733 $12,268 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $9,960 $10,327 $10,657 $11,629 $12,055 $11,835 $11,393 $11,784 $11,992 $12,499 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 4.56% 0.79% 2.06% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.26% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class C
Trading Symbol	FNYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Class C $10,000 $9,842 $10,056 $10,206 $10,994 $11,222 $10,961 $10,367 $10,649 $10,829 $11,296 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $9,960 $10,327 $10,657 $11,629 $12,055 $11,835 $11,393 $11,784 $11,992 $12,499 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 2.59% -0.15% 1.23% Class C 3.59% -0.15% 1.23% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.26% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor New York Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class A
Trading Symbol	FNMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,519 $9,800 $10,020 $10,872 $11,178 $10,998 $10,475 $10,836 $11,019 $11,495 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $9,960 $10,327 $10,657 $11,629 $12,055 $11,835 $11,393 $11,784 $11,992 $12,499 Bloomberg Municipal Bond Index $10,000 $9,972 $10,323 $10,660 $11,582 $12,047 $11,820 $11,435 $11,767 $12,012 $12,577 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 0.15% -0.26% 1.40% Class A (without 4.00% sales charge) 4.32% 0.56% 1.82% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 4.23% 0.72% 2.26% Bloomberg Municipal Bond Index 4.70% 0.86% 2.32% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,332,609,015	$ 1,332,609,015
Holdings Count | shares	449	449
Advisory Fees Paid, Amount	$ 5,386,495
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 26.3 Special Tax 22.8 General Obligations 16.9 Health Care 9.0 Education 6.9 Housing 6.9 Others(Individually Less Than 5%) 7.4 96.2 AAA 1.7 AA 58.3 A 21.7 BBB 10.9 BB 0.7 B 1.2 Not Rated 1.7 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 1.7 AA - 58.3 A - 21.7 BBB - 10.9 BB - 0.7 B - 1.2 Not Rated - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.